Dividends (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Dividends

	2018	2017	2016
	RMB million	RMB million	RMB million
Interim –Nil (2017: Nil, 2016: RMB5.1 cents) per ordinary share	—	—	738
Proposed final –RMB5.1 cents
(2017: RMB5.1 cents, 2016: RMB4.9 cents) per ordinary share	—	740	709

	—	740	1,447